CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Number of underlying shares represented by one ADS	35	35	35